Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of fair value of financial instruments

	Note	Level	12.31.2025		12.31.2024
			Book value	Fair value	Book value	Fair value
Financial assets
Fair value through profit or loss
Cash and cash equivalents (a)	5	2	3,130,363	3,130,363	4,161,939	4,161,939
Bonds and securities (b)	6	2	691,781	691,781	529,708	529,708
Accounts receivable - distribution concession (c)	9	3	3,679,554	3,679,554	2,610,731	2,610,731
Accounts receivable - generation concession (c)	9	3	78,673	78,673	75,425	75,425
Fair value in the purchase and sale of power (d)	32.2.10	3	861,501	861,501	697,288	697,288
Other temporary investments (e)		1	2,553	2,553	10,036	10,036
Other temporary investments (e)		2	8,321	8,321	5,858	5,858
			8,452,746	8,452,746	8,090,985	8,090,985
Amortized cost
Collaterals and escrow accounts (a)			9	9	9	9
Trade accounts receivable (a)	7		4,463,146	4,463,146	4,078,882	4,078,882
Sectorial financial assets (a)	8		800,926	800,926	—	—
Accounts receivable - concessions - bonus from the grant (f)	9.2	2	845,219	946,109	821,804	923,084
			6,109,300	6,210,190	4,900,695	5,001,975
Fair value through other comprehensive income
Certified Emission Reductions - CERs (g)		2	5,303	5,303	3,207	3,207
Other temporary investments (h)		3	19,753	19,753	14,709	14,709
			25,056	25,056	17,916	17,916
Total financial assets			14,587,102	14,687,992	13,009,596	13,110,876
Financial liabilities
Fair value through profit or loss
Fair value in the purchase and sale of power (d)	32.2.10	3	531,442	531,442	385,792	385,792
Debentures (i)	20	2	2,324,808	2,324,808	—	—
Derivative financial instruments (j)	25	2	23,535	23,535	—	—
			2,879,785	2,879,785	385,792	385,792
Amortized cost
Sectorial financial liabilities (a)	8		883,990	883,990	1,077,810	1,077,810
ICMS installment payment (k)	12.2		12,970	12,562	11,963	11,105
Special Tax Regularization Program - Pert (k)	12.2	2	296,042	260,987	339,831	297,583
Accounts payable to suppliers	18		3,193,211	3,193,211	2,466,803	2,466,803
Loans and financing (k)	19	2	3,389,380	3,991,003	5,154,871	5,128,374
Debentures (l)	20	2	14,540,405	14,293,849	12,773,954	12,528,379
Accounts payable related to concession (m)	23	3	1,106,327	1,141,822	1,138,129	1,258,564
			23,422,325	23,777,424	22,963,361	22,768,618
Total financial liabilities			26,302,110	26,657,209	23,349,153	23,154,410
Different levels are defined as follows:
Level 1: obtained from quoted prices (not adjusted) in active markets for identical assets and liabilities;
Level 2: obtained through other variables in addition to quoted prices included in Level 1, which are observable for the assets or liabilities;
Level 3: obtained through assessment techniques which include variables for the assets or liabilities, which however are not based on observable market data.

Schedule of credit risk with their contractual obligations

Exposure to credit risk	12.31.2025	12.31.2024
Cash and cash equivalents (a)	3,130,363	4,161,939
Bonds and securities(a)	691,781	529,708
Pledges and restricted deposits linked (a)	9	9
Trade accounts receivable (b)	4,463,146	4,078,882
Sectorial financial assets (c)	800,926	—
Accounts receivable – distribution concession (c)	3,679,554	2,610,731
Accounts receivable – concessions – bonus from the grant (d)	845,219	821,804
Accounts receivable – generation concessions (e)	78,673	75,425
Other temporary investments (f)	30,627	30,603
	13,720,298	12,309,101

Schedule of liquidity risk

12.31.2025	Interest (a)	Less than 1 month	1 to 3 months	3 months to 1 year	1 to 5 years	Over 5 years	Total
Loans and financing	Note 19	29,938	93,284	352,377	3,194,727	2,503,324	6,173,650
Debentures	Note 20	295,537	126,206	3,225,832	10,240,541	12,277,243	26,165,359
Accounts payable related to concession	Rate of return +IGP-M and IPCA	14,139	28,277	128,447	736,929	1,542,744	2,450,536
Accounts payable to suppliers	—	2,757,752	286,965	14,950	133,544	—	3,193,211
Special Tax Regularization Program - Pert	Selic	6,085	12,295	57,254	262,235	—	337,869
ICMS installment payment	Selic	6,358	714	3,323	3,093	—	13,488
Sectorial financial liabilities	Selic	74,529	151,687	726,138	—	—	952,354
Lease liability	Note 24	8,578	16,969	75,852	135,724	405,075	642,198
		3,192,916	716,397	4,584,173	14,706,793	16,728,386	39,928,665
(a) Effective interest rate - weighted average.

Schedule of sensitivity analysis of foreign currency risk

Foreign exchange risk	Risk	Baseline 12.31.2025	Projected scenarios
			Probable	Scenario 1	Scenario 2
Financial liabilities
Suppliers
Itaipu	USD appreciation	(147,233)	64	(36,728)	(73,520)
		(147,233)	64	(36,728)	(73,520)

Schedule of gain (losses) on operations with derivative financial instruments

Interest rate risk and monetary variation	Risk	Baseline 12.31.2025	Projected scenarios
			Probable	Scenario 1	Scenario 2
Financial assets
Bonds and securities	Low CDI/Selic	691,781	84,744	63,576	42,406
Collaterals and escrow accounts	Low CDI/Selic	9	1	1	1
Sectorial financial assets	Low Selic	800,926	98,114	73,585	49,057
Accounts receivable – concessions	Low IPCA	4,603,446	184,138	138,103	92,069
		6,096,162	366,997	275,265	183,533
Financial liabilities
Loans and financing
Banco do Brasil	High CDI	(751,784)	(92,093)	(115,117)	(138,140)
BNDES	High TJLP	(718,767)	(62,083)	(77,603)	(93,124)
BNDES	High IPCA	(395,665)	(15,827)	(19,783)	(23,740)
Banco do Nordeste	High IPCA	(1,467,281)	(58,691)	(73,364)	(88,037)
Banco do Brasil – BNDES Transfer	High TJLP	(53,967)	(4,661)	(5,827)	(6,992)
Other	No risk	(1,916)	—	—	—
Debentures (a)	High CDI/Selic	(10,907,182)	(1,336,130)	(1,670,162)	(2,004,195)
Debentures	High IPCA	(5,915,935)	(236,637)	(295,797)	(354,956)
Debentures	High TJLP	(65,631)	(5,669)	(7,086)	(8,503)
Sectorial financial liabilities	High Selic	(883,990)	(108,289)	(135,361)	(162,433)
ICMS installment payment	High Selic	(12,970)	(1,589)	(1,986)	(2,383)
Special Tax Regularization Program – Pert	High Selic	(296,042)	(36,265)	(45,331)	(54,398)
Accounts payable related to concession	High IGP-M	(829,934)	(32,118)	(40,148)	(48,178)
Accounts payable related to concession	High IPCA	(276,393)	(11,056)	(13,820)	(16,584)
		(22,577,457)	(2,001,108)	(2,501,385)	(3,001,663)
(a) Balance includes hedge amounts recorded under Other accounts payable (Note 25).

Schedule of indicators and penalties

Year	Indicator	Criteria	Penalties
From 2021	Economic - financial efficiency	in the base year	Capital Increase (a)
Limitation on distribution of dividends and interest on capital
Restrictive regime for contracts with related parties
		2 consecutive years	Concession termination
	Quality Indicators	in the base year	Results plan
		2 consecutive years or 3 of the previous 5 calendar years	Limitation on distribution of dividends and interest on capital
		3 consecutive years	Concession termination
(a) Within 180 days from the end of each fiscal year, in the totality of the insufficiency that occurs to reach the Minimum Economic and Financial Sustainability Parameter.

Schedule of targets set

Year	Economic and Financial Management	Realized	Quality - limits		Quality - performed
			DECi	FECi	DECi	FECi
2024	{Net Debt / [EBITDA (-) QRR ≥ 0]} ≤ 1 / (1,11 * Selic)	Achieved	8.36	5.94	7.92	5.35
2025		—	8.14	5.80	7.17	4.65
Net Debt: Gross Debt deducted from Financial Assets, with the exception of Financial Assets and Financial Liabilities in administrative or judicial discussion. The accounts that make up the Gross Debt and Financial Assets are defined in the attachment VIII to Aneel Resolution No 948/2021.
QRR: Regulatory Reinstatement Share or Regulatory Depreciation Expense. This value will be the one defined in the last Periodic Tariff Review, updated by the variation of the Regulatory Portion B and calculated on a pro rata basis.
Recurring EBITDA: Earnings Before Interest (Financial Result), Taxes (Income Taxes), Depreciation and Amortization.
Quality indicators: For the years 2022 to 2026, the annual limits are set out in Authorizing Resolution No. 10,231/2021.

Schedule of notional values of the electricity commercialization contracts

	Purchase	Sale
2026	860,896	822,580
2027	662,213	581,672
2028	445,585	453,058
2029	439,238	436,850
2030	385,161	390,057
2031 to 2040	2,365,322	2,601,585
	5,158,415	5,285,802

Schedule of outstanding transactions of financial statements

	Assets	Liabilities	Net
Current	263,645	(262,821)	824
Noncurrent	597,856	(268,621)	329,235
	861,501	(531,442)	330,059

Schedule of sensitivity analysis of energy purchase and sale operations

	Price variation	Baseline 12.31.2025	Projected scenarios
			Probable	Scenario 1	Scenario 2
Unrealized gains (losses) on energy purchase and sale operations	Increase	330,059	330,059	414,505	498,952
	Decrease	330,059	330,059	245,612	161,165

Schedule of capital monitored by index

Indebtedness	12.31.2025	12.31.2024
Loans and financing	3,368,419	5,126,470
Debentures (a)	16,670,459	12,627,365
(-) Cash and cash equivalents	(3,130,363)	(4,161,939)
(-) Bonds and securities - debt contract guarantees	(608,463)	(434,474)
Net debt	16,300,052	13,157,422
Equity	23,091,978	25,636,935
Debt to equity ratio	0.71	0.51
(a) Includes the value of debentures and swaps recorded under Other accounts payable.

Schedule of debt to equity ratio

Indebtedness	12.31.2025	12.31.2024
Loans and financing	3,368,419	5,126,470
Debentures (a)	16,670,459	12,627,365
(-) Cash and cash equivalents	(3,130,363)	(4,161,939)
(-) Bonds and securities - debt contract guarantees	(608,463)	(434,474)
Net debt	16,300,052	13,157,422
Equity	23,091,978	25,636,935
Debt to equity ratio	0.71	0.51
(a) Includes the value of debentures and swaps recorded under Other accounts payable.